UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
           --------------------------------------------------
Address:   230 Park Avenue
           --------------------------------------------------
           New York, NY  10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12290

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
           -------------------------------------------------------
Title:     Vice President
           -------------------------------------------------------
Phone:     (917) 368-4900
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Richard Mathes           New York, NY                  07/23/07
       ------------------------   ------------------------------  --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        113
                                               -------------

Form 13F Information Table Value Total:        $113,976
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name
     1             028-12293                   Sorrell M. Mathes
---------          ------------              -----------------------------



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


                                                   Form 13F Information Table

          COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
------------------------------     --------     --------   --------  ------------------  ---------- ---------   --------------------
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE

A C MOORE ARTS & CRAFTS INC           COM       00086T103    667     34,000  SH             SOLE               34,000
ABBOTT LABS                           COM       002824100    952     17,785  SH             SOLE               17,785
ADOBE SYS INC                         COM       00724F101    450     11,220  SH             SOLE               11,220
ALLEGHENY TECHNOLOGIES                COM       0174R102     367      3,500  SH             SOLE                3,500
ALLERGAN INC                          COM       018490102    942     16,350  SH             SOLE               16,350
ALLIANT TECHSYSTEMS INC               COM       018804104  1,083     10,923  SH             SOLE               10,923
AMAZON COM INC                        COM       023135106  1,826     26,690  SH             SOLE               26,690
AMGEN INC                             COM       031162100    236      4,272  SH             SOLE                4,272
APPLE INC                             COM       037833100  2,136     17,500  SH             SOLE               17,500
APPLIED MATLS INC                     COM       038222105    260     13,100  SH             SOLE               13,100
ATLAS PIPELINE PARTNERS LP        UNIT L P INT  049392103    682     12,575  SH             SOLE               12,575
BANK NEW YORK INC                     COM       064057102    385      9,300  SH             SOLE                9,300
BERKSHIRE HATHAWAY INC DEL            CL B      084670207  1,049        291  SH             SOLE                  291
BOEING CO                             COM       097023105  1,558     16,200  SH             SOLE               16,200
BP PLC                           SPONSORED ADR  055622104    853     11,828  SH             SOLE               11,828
BROADCOM CORP                         CL A      111320107    980     33,500  SH             SOLE               33,500
CARNIVAL CORP                      PAIRED CTF   143658300    889     18,225  SH             SOLE               18,225
CATERPILLAR INC DEL                   COM       149123101  1,441     18,400  SH             SOLE               18,400
CELGENE CORP                          COM       151020104  1,236     21,560  SH             SOLE               21,560
CHEESECAKE FACTORY INC                COM       163072101    851     34,708  SH             SOLE               34,708
CHEVRON CORP NEW                      COM       166764100  1,750     20,770  SH             SOLE               20,770
CHINA MOBILE HONG KNOG           SPONSORED ADR  16941M109    337      6,250  SH             SOLE                6,250
CHUBB CORP                            COM       171232101    947     17,500  SH             SOLE               17,500
CISCO SYS INC                         COM       17275R102  1,839     66,034  SH             SOLE               66,034
CLEVELAND CLIFFS INC                  COM       185896107    206      2,655  SH             SOLE                2,655
COGNIZANT TECHNOLOGY SOLUTIO          CL A      192446102    409      5,450  SH             SOLE                5,450
COMPANHIA VALE DO RIO DOCE       SPONSORED ADR  204412209    321      7,200  SH             SOLE                7,200
CONOCOPHILLIPS                        COM       20825C104  1,473     18,760  SH             SOLE               18,760
CONSOLIDATED EDISON INC               COM       209115104    455     10,055  SH             SOLE               10,055
CORNING INC                           COM       219350105  1,027     40,180  SH             SOLE               40,180
COSTCO WHSL CORP NEW                  COM       22160K105    375      6,400  SH             SOLE                6,400
CROCS INC                             COM       227046109  1,566     36,430  SH             SOLE               36,430
CSX CORP                              COM       126408103  1,995     44,250  SH             SOLE               44,250
CTRIP COM INTL LTD                    ADR       22943F100  1,651     21,000  SH             SOLE               21,000
DEERE & CO                            COM       244199105  1,442     11,940  SH             SOLE               11,940
EATON CORP                            COM       278058102    326      3,500  SH             SOLE                3,500
EBAY INC                              COM       278642103  1,040     33,326  SH             SOLE               33,326
ELECTRONIC ARTS INC                   COM       285512109  1,657     35,025  SH             SOLE               35,025
EMERSON ELEC CO                       COM       291011104  1,027     21,950  SH             SOLE               21,950
ENBRIDGE ENERGY PARTNERS L P          COM       29250R106    678     12,200  SH             SOLE               12,200
ENCANA CORP                           COM       292505104    481      7,825  SH             SOLE                7,825
EVERGREEN SOLAR INC                   COM       30033R108     98     10,500  SH             SOLE               10,500
EVERGREEN UTLS & HIGH INCM F          COM       30034Q109    395     14,500  SH             SOLE               14,500
EXXON MOBIL CORP                      COM       30231G102  3,505     41,781  SH             SOLE               41,781
FEDEX CORP                            COM       31428X106  1,104      9,950  SH             SOLE                9,950
GABELLI GLOBAL GLD NAT RES & IN  COM SH BEN INT 36244N109    794     30,050  SH             SOLE               30,050
GENENTECH INC                       COM NEW     368710406    793     10,475  SH             SOLE               10,475
GENERAL ELECTRIC CO                   COM       369604103  3,044     79,530  SH             SOLE               79,530
GILEAD SCIENCES INC                   COM       375558103    892     23,000  SH             SOLE               23,000
GOLDMAN SACHS GROUP INC               COM       38141G104  2,001      9,230  SH             SOLE                9,230
GOOGLE INC                            CL A      38259P508  3,876      7,415  SH             SOLE                7,415
HARLEY DAVIDSON INC                   COM       412822108  1,741     29,213  SH             SOLE               29,213
HDFC BANK LTD                    ADR REPS 3 SHS 40415F101  1,121     13,300  SH             SOLE               13,300
HERSHEY CO                            COM       427866108    292      5,774  SH             SOLE                5,774
HESS CORP                             COM       42809H107  1,462     24,800  SH             SOLE               24,800
HOME DEPOT INC                        COM       437076102    366      9,300  SH             SOLE                9,300
ILLINOIS TOOL WKS INC                 COM       452308109    927     17,100  SH             SOLE               17,100
INGERSOLL-RAND COMPANY LTD            CL A      G4776G101    987     18,000  SH             SOLE               18,000
INTEL CORP                            COM       458140100  1,111     46,800  SH             SOLE               46,800
JP MORGAN CHASE & CO                  COM       46625H100    887     18,300  SH             SOLE               18,300
JOHNSON & JOHNSON                     COM       478160104  2,989     48,500  SH             SOLE               48,500
JUNIPER NETWORKS INC                  COM       48203R104    462     18,375  SH             SOLE               18,375
KIMCO REALTY CORP                     COM       49446R109  1,303     34,220  SH             SOLE               34,220
L-3 COMMUNICATIONS HLDGS INC          COM       502424104  1,177     12,088  SH             SOLE               12,088
LEGG MASON INC                        COM       524901105    984     10,000  SH             SOLE               10,000
LEHMAN BROS HLDGS INC                 COM       524908100    308      4,060  SH             SOLE                4,060
LEVEL 3 COMMUNICATIONS                COM       52729N100     99     17,000  SH             SOLE               17,000
MAGELLAN MIDSTREAM PARTNERS LP   COM UNIT RP LP 559080106    396      8,500  SH             SOLE                8,500
MAGNA INTL INC                        CL A      559222401    619      6,800  SH             SOLE                6,800
MARVELL TECHNOLOGY GROUP LTD          ORD       G5876H105    533     29,250  SH             SOLE               29,250
MERRILL LYNCH & CO INC                COM       590188108  4,614     55,200  SH             SOLE               55,200
MICROCHIP TECHNOLOGY INC              COM       595017104    288      7,787  SH             SOLE                7,787
MICROSOFT CORP                        COM       594918104  2,318     78,660  SH             SOLE               78,660
MORGAN STANLEY NEW                    COM       617446448  1,099     13,100  SH             SOLE               13,100
MURPHY OIL CORP                       COM       626717102    672     11,300  SH             SOLE               11,300
NEWS CORP                             CL B      65248E203    250     10,900  SH             SOLE               10,900
NOKIA CORP                       SPONSORED ADR  654902204    509     18,092  SH             SOLE               18,092
NORTHERN TR CORP                      COM       665859104  1,155     17,975  SH             SOLE               17,975
NORTHROP GRUMMAN CORP                 COM       666807102    325      4,170  SH             SOLE                4,170
NYSE GROUP INC                        COM       62949W103    766     10,400  SH             SOLE               10,400
OCEANEERING INTL INC                  COM       675232102    853     16,200  SH             SOLE               16,200
OGE ENERGY CORP                       COM       670837103    982     26,800  SH             SOLE               26,800
ONEOK PARTNERS LP                UNIT LTD PARTN 68268N103    445      6,500  SH             SOLE                6,500
PAN AMERICAN SILVER CORP              COM       697900108    587     22,300  SH             SOLE               22,300
PENN VA RES PARTNERS L                COM       707884102    335     14,000  SH             SOLE               14,000
PEPSICO INC                           COM       713448108  1,140     17,575  SH             SOLE               17,575
PROCTER & GAMBLE CO                   COM       742718109  1,330     21,741  SH             SOLE               21,741
PROSPERITY BANCSHARES INC             COM       743606105    413     12,600  SH             SOLE               12,600
QUALCOMM INC                          COM       747525103  1,411     32,525  SH             SOLE               32,525
RAYTHEON CO                         COM NEW     755111507  1,110     20,600  SH             SOLE               20,600
SALESFORCE COM INC                    COM       79466L302    836     19,500  SH             SOLE               19,500
SCHLUMBERGER LTD                      COM       806857108  3,206     37,750  SH             SOLE               37,750
SCRIPPS E W CO OHIO                   CL A      811054204    548     12,000  SH             SOLE               12,000
SEARS HLDGS CORP                      COM       812350106    305      1,800  SH             SOLE                1,800
SIRIUS SATELLITE RADIO INC            COM       82966U103     36     12,000  SH             SOLE               12,000
SMITH INTL INC                        COM       832110100  1,401     23,900  SH             SOLE               23,900
SOUTHERN COPPER CORP                  COM       84265V105  1,004     10,650  SH             SOLE               10,650
STATE STR CORP                        COM       857477103  1,033     15,100  SH             SOLE               15,100
SUN MICROSYSTEMS INC                  COM       866810104    147     28,000  SH             SOLE               28,000
SVB FINL GROUP                        COM       78486Q101    323      6,081  SH             SOLE                6,081
TEEKAY SHIPPING MARSHALL ISL          COM       Y8564W103    995     17,175  SH             SOLE               17,175
TEREX CORP NEW                        COM       880779103    886     10,900  SH             SOLE               10,900
TEXAS INSTRS INC                      COM       882508104    834     22,150  SH             SOLE               22,150
TIME WARNER INC                       COM       887317105    716     34,025  SH             SOLE               34,025
TRANSOCEAN INC                        ORD       G90078109  1,166     11,000  SH             SOLE               11,000
UCBH HOLDINGS INC                     COM       90262T308  1,149     62,900  SH             SOLE               62,900
UNILEVER PLC NEW                 SPONSORED ADR  904767704    903     28,000  SH             SOLE               28,000
UNION PAC CORP                        COM       907818108    495      4,300  SH             SOLE                4,300
UNITED PARCEL SERCVICE INC            CL B      911312106  1,175     16,100  SH             SOLE               16,100
UNITED TECHNOLOGIES CORP              COM       913017109    950     13,400  SH             SOLE               13,400
WACHOVIA CORP 2ND NEW                 COM       929903102    487      9,500  SH             SOLE                9,500
WELLS FARGO & CO NEW                  COM       949746101  1,153     32,780  SH             SOLE               33,780
YAHOO INC                             COM       984332106  1,034     38,095  SH             SOLE               38,095
